Investment Properties - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	₩ 5,370,047	₩ 4,263,381
Rental income from investment properties	206,127	₩ 185,877
Future minimum lease fee	191,858
Less than 1 year [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	57,981
1-5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	107,386
More than 5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	₩ 26,491